OPERATING PROFIT	12 Months Ended
Dec. 31, 2021
GROUP INCOME STATEMENT
OPERATING PROFIT

3 Operating profit

Accounting policy

Research and development

Research expenditure is expensed as incurred. Internal development expenditure is only capitalised if the recognition criteria in IAS 38 Intangible Assets have been satisfied. The Group considers that the regulatory, technical and market uncertainties inherent in the development of new products mean that in most cases development costs should not be capitalised as intangible assets until products receive approval from the appropriate regulatory body.

Payments to third parties for research and development projects are accounted for based on the substance of the arrangement. If the arrangement represents outsourced research and development activities the payments are generally expensed except in limited circumstances where the respective development expenditure would be capitalised under the principles established in IAS 38. By contrast, the payments are capitalised if the arrangement represents consideration for the acquisition of intellectual property developed at the risk of the third party.

Capitalised development expenditures are amortised on a straight-line basis over their useful economic lives from product launch.

Advertising costs

Advertising costs are expensed as incurred.

Group financial statements continued

Notes to the Group accounts continued

3 Operating profit continued

	2021	2020	2019
	$ million	$ million	$ million
Revenue	5,212	4,560	5,138
Cost of goods sold[1]	(1,543)	(1,396)	(1,338)
Gross profit	3,669	3,164	3,800
Research and development expenses[2]	(356)	(307)	(292)
Selling, general and administrative expenses:
Marketing, selling and distribution expenses	(2,013)	(1,773)	(1,911)
Administrative expenses[3,4,5,6]	(707)	(789)	(782)
	(2,720)	(2,562)	(2,693)
Operating profit	593	295	815
1	2021 includes $7m charge relating to legal and other items and $29m charge relating to restructuring and rationalisation expenses (2020: $6m charge relating to legal and other items and $15m charge relating to restructuring and rationalisation expenses, 2019: $5m charge relating to legal and other items and $7m charge relating to restructuring and rationalisation expenses).
2	2021 includes $39m charge relating to legal and other items (2020: $28m, 2019: $24m) and $7m charge relating to acquisition and disposal related items (2020: $nil, 2019: $nil).
3	2021 includes $65m of amortisation of software and other intangible assets (2020: $63m, 2019: $61m).
4	2021 includes $172m of amortisation and impairment of acquisition intangibles and $84m of restructuring and rationalisation expenses (2020: $171m of amortisation and impairment of acquisition intangibles and $109m of restructuring and rationalisation expenses, 2019: $143m of amortisation and impairment of acquisition intangibles and $127m of restructuring and rationalisation expenses).
5	2021 includes $5m charge relating to legal and other items (2020: $55m charge, 2019: $16m charge).
6	2021 includes $nil acquisition and disposal related items (2020: $4m charge, 2019: $32m charge).

Note that items detailed in 1, 2, 4, 5 and 6 are excluded from the calculation of trading profit, the segments’ profit measure.

Operating profit is stated after charging/(crediting) the following items:

	2021	2020	2019
	$ million	$ million	$ million
Other operating income	(35)	–	(147)
Amortisation of intangible assets	237	234	204
Impairment of intangible assets	2	12	2
Impairment of property, plant and equipment	1	5	4
Fair value remeasurement of trade investments	1	–	12
Depreciation of property, plant and equipment[1]	326	311	292
Loss on disposal of property, plant and equipment and intangible assets	14	34	16
Advertising costs	81	66	85
1	The 2021 depreciation charge includes $56m (2020: $51m, 2019: $50m) related to right-of-use assets.

In 2021 other operating income comprises insurance recoveries for ongoing metal-on-metal hip claims (2020: $nil, 2019: insurance recoveries for ongoing metal-on-metal hip claims). In 2021, $35m (2020: $nil, 2019: $147m) of other operating income was included with legal and other items, as explained in Note 2.6, and does not form part of trading profit, the segments’ profit measure.

3.1 Staff costs and employee numbers

Staff costs during the year amounted to:

		2021	2020	2019
	Notes	$ million	$ million	$ million
Wages and salaries		1,562	1,392	1,435
Social security costs		223	190	193
Pension costs (including retirement healthcare)	18	93	78	76
Share-based payments	22	41	26	32
		1,919	1,686	1,736

During the year ended 31 December 2021, the average number of employees was 18,976 (2020: 18,581, 2019: 18,030).

3.2 Audit Fees – information about the nature and cost of services provided by the auditor

	2021	2020	2019
	$ million	$ million	$ million
Audit services:
Group accounts	5.5	5.0	3.8
Local statutory audit pursuant to legislation	2.0	2.0	2.7
Other services:
Audit related services	0.1	0.4	0.3
Total auditor’s remuneration	7.6	7.4	6.8
Arising:
In the UK	3.5	3.6	3.0
Outside the UK	4.1	3.8	3.8
	7.6	7.4	6.8